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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Travelers Companies, Inc.
                 -------------------------------
   Address:      385 Washington Street
                 -------------------------------
                 St. Paul, MN 55102-1396
                 -------------------------------

Form 13F File Number: 28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce Backberg
         -------------------------------
Title:   Corporate Secretary
         -------------------------------
Phone:   (651) 310-7916
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Bruce Backberg           St. Paul, Minnesota   February 12, 2008
   -------------------------------  -------------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 71
                                        --------------------

Form 13F Information Table Value Total:  171,903
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number    Name

    01        28-29                   ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------    ------------------------------------------
    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHARES    SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN/AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------- --------  ----
ALLIANCE HOLDINGS GP LP   COMM             01861G100      712    30,000 SH           SHARED                             30,000
ALLIANCE BERNSTEIN
HOLDING LP                COMM             01881G106    1,114    14,800 SH           SHARED                             14,800
BANK OF AMERICA CORP      COMM             060505104    1,815    44,000 SH           SHARED                             44,000
BIGBAND NETWORKS INC      COMM             089750509       27     5,191 SH           SHARED                              5,191
BLACKROCK MUNIYIELD
QUALITY FUND II           COMM             09254G108      195    16,800 SH           SHARED                             16,800
BOARDWALK PIPELINE
PARTNERS LP               COMM             096627104    4,696   151,000 SH           SHARED                            151,000
BRISTOW GROUP CONV
PFD 5.50%                 PREF             110394400      831    11,700 SH           SHARED                             11,700
BUCKEYE PARTNERS LP       COMM             118230101      963    19,500 SH           SHARED                             19,500
CAVIUM NETWORKS INC       COMM             14965A101      699    30,370 SH           SHARED                             30,370
CEDAR FAIR LP             COMM             150185106      761    36,000 SH           SHARED                             36,000
COLEY PHARMACEUTICAL
GROUP                     COMM             19388P106      191    23,867 SH           SHARED                             23,867
CROSSTEX ENERGY INC       COMM             22765Y104      335     9,000 SH           SHARED                              9,000
DATA DOMAIN INC           COMM             23767P109       34     1,274 SH           SHARED                              1,274
DEXCOM INC                COMM             252131107      851    96,430 SH           SHARED                             96,430
DYAX  CORP                COMM             26746E103        1       255 SH           SHARED                                255
EBIX.COM INC              COMM             278715206      117     1,599 SH           SHARED                              1,599
EL PASO PIPELINE
PARTNERS LP               COMM             283702108      251    10,000 SH           SHARED                             10,000
ENBRIDGE ENERGY
PARTNERS LP               COMM             29250R106    2,881    57,000 SH           SHARED                             57,000
ENERGY TRANSFER
EQUITY LP                 COMM             29273V100    1,621    46,000 SH           SHARED                             46,000
ENTERPRISE GP
HOLDINGS LP               COMM             293716106      148     4,000 SH           SHARED                              4,000
ENTERPRISE PRODUCTS
PARTNERS LP               COMM             293792107    6,137   192,500 SH           SHARED                            192,500
EXTERRAN PARTNERS LP      COMM             30225N105      160     5,000 SH           SHARED                              5,000
(R) FANNIE MAE            COMM             313586109        4       101 SH           SHARED                                101
FIBERTOWER CORP           COMM             31567R100       56    24,459 SH           SHARED                             24,459
GENERAL MOTORS CORP
SER C 6.25%               PREF             370442717    2,024   103,100 SH           SHARED                            103,100
GENERAL MOTORS CORP
SER B 5.25%               PREF             370442733      160     8,300 SH           SHARED                              8,300
GENVEC INC                COMM             37246C109      337   229,380 SH           SHARED                            229,380
HANSEN MEDICAL INC        COMM             411307101      109     3,626 SH           SHARED                              3,626
IKANOS COMMUNICATIONS INC COMM             45173E105        7     1,352 SH           SHARED                              1,352
INERGY LP                 COMM             456615103      840    27,000 SH           SHARED                             27,000
INFINERA CORP             COMM             45667G103      158    10,664 SH           SHARED                             10,664
KINDER MORGAN MANAGMENT
LLC                       COMM             49455U100    5,160    97,470 SH           SHARED                             97,470
KITTY HAWK, INC           COMM             498326206        0     1,452 SH           SHARED                              1,452
MAGELLAN MIDSTREAM
PARTNERS                  COMM             559080106    2,992    69,000 SH           SHARED                             69,000
MARKWEST ENERGY
PARTNERS LP               COMM             570759100    3,538   104,740 SH           SHARED                            104,740
MEDIWARE INFORMATION
SYSTEMS                   COMM             584946107      781   116,110 SH           SHARED                            116,110
NATL WESTMINSTER BK PLC
SER C                     PREF             638539882   14,346   575,000 SH           SHARED                            575,000
NATURAL RESOURCE
PARTNERS LP               COMM             63900P103    1,363    42,000 SH           SHARED                             42,000
NUSTAR ENERGY LP          COMM             67058H102    2,825    53,000 SH           SHARED                             53,000
NUSTAR GP HOLDINGS LLC    COMM             67059L102    2,113    74,000 SH           SHARED                             74,000
OCCAM NETWORKS INC        COMM             67457P309        2       552 SH           SHARED                                552
ONEOK PARTNERS LP         COMM             68268N103    3,203    52,300 SH           SHARED                             52,300
PENN VIRGINIA RESOURCE
PARTNERS LP               COMM             707884102      516    21,000 SH           SHARED                             21,000
PENN VIRGINIA GP
HOLDINGS LP               COMM             70788P105      859    30,000 SH           SHARED                             30,000
PHARMION CORP             COMM             71715B409       48       757 SH           SHARED                                757
PLAINS ALL AMER
PIPELINE LP               COMM             726503105    4,878    93,800 SH           SHARED                             93,800
PLUM CREEK TIMBER CO      COMM             729251108      460    10,000 SH           SHARED                             10,000
PROGRESS ENERGY INC       COMM             743263105    2,010    41,500 SH           SHARED                             41,500
PRUDENTIAL FINANCIAL INC  COMM             744320102      211     2,265 SH           SHARED                              2,265
RAYONIER INC              COMM             754907103      732    15,500 SH           SHARED                             15,500
REGENCY ENERGY PARTNERS
LP                        COMM             75885Y107    1,001    30,000 SH           SHARED                             30,000
ROYAL BK OF SCOTLAND
PLC PFD 6.25% SER P       PREF             780097762    1,540    80,000 SH           SHARED                             80,000
SCANA CORP                COMM             80589M102    3,562    84,500 SH           SHARED                             84,500
SCHERING-PLOUGH 6.00%
8/13/10 SERIES            PREF             806605705    1,384     5,700 SH           SHARED                              5,700
SMURFIT STONE 2/15/12
SER A CONV 7.00%          PREF             832727200      128     6,400 SH           SHARED                              6,400
SOUTHERN COMPANY          COMM             842587107    2,596    67,000 SH           SHARED                             67,000
SPACEHAB INC              COMM             846243400       24    15,700 SH           SHARED                             15,700
SPECTRA ENERGY PARTNERS
LP                        COMM             84756N109      335    14,000 SH           SHARED                             14,000
STONEMOR PARTNERS LP      COMM             86183Q100      441    22,000 SH           SHARED                             22,000
SUNOCO LOGISTICS
PARTNERS LP               COMM             86764L108      502    10,000 SH           SHARED                             10,000
TEPPCO PARTNERS LP        COMM             872384102    3,373    88,000 SH           SHARED                             88,000
TARGA RESOURCES
PARTNERS LP               COMM             87611X105      415    14,000 SH           SHARED                             14,000
TRANSDIGM GROUP INC       COMM             893641100      665    14,720 SH           SHARED                             14,720
TRANSMONTAIGNE PARTNERS
LP                        COMM             89376V100      596    21,000 SH           SHARED                             21,000
THE TRAVELERS COMPANIES
INC                       COMM             89417E109   42,911   797,600 SH           SOLE                    797,600
US BANCORP                COMM             902973304    3,412   107,500 SH           SHARED                            107,500
WACHOVIA CORP             COMM             929903102    1,825    48,000 SH           SHARED                             48,000
WORLD WRESTLING
ENTERTAINMENT INC         COMM             98156Q108      354    24,000 SH           SHARED                             24,000
XCEL ENERGY INC           COMM             98389B100    2,483   110,000 SH           SHARED                            110,000
MAX CAPITAL GROUP LTD     COMM             G6052F103   29,637 1,058,833 SH           SHARED                          1,058,833
PLATINUM UNDERWRITERS
SER A 6.00%               PREF             G7127P142      447    13,950 SH           SHARED                             13,950